Annual Fund Operating Expenses - SFT Ivy Small Cap Growth Fund - SFT Ivy Small Cap Growth Fund	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.24%